Information about subsidiaries (Details 1) - ARS ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of subsidiaries [line items]
Current assets	$ 10,670,386	$ 4,515,285
Non-current assets	57,073,717	37,906,223
Current liabilities	2,496,828	1,800,693
Non-current liabilities	27,284,388	17,604,567
Net assets	67,744,103	42,421,508
Book value of non-controlling interest	1,397,872	871,169
Revenues	5,949,206	4,997,162	$ 3,858,500
Comprehensive income for the year	15,656,023	3,377,514	12,252,532
Cash from operating activities	3,624,007	2,875,207	1,013,373
Cash from investing activities	(3,861,213)	(148,074)	(1,864,555)
Cash from financing activities	1,800,431	(957,754)	579,670
Net increase in cash and cash equivalents	1,563,225	1,769,379	$ (271,512)
Panamerican Mall S.A.[Member]
Disclosure of subsidiaries [line items]
Current assets	684,125	424,643
Non-current assets	8,651,271	5,136,295
Current liabilities	399,058	228,464
Non-current liabilities	2,874,630	1,659,926
Net assets	$ 6,061,708	$ 3,672,548
% of ownership interest held by non-controlling interests	20.00%	20.00%
Book value of non-controlling interest	$ 1,211,783	$ 734,510
% of ownership interest held by controlling interests	80.00%	80.00%
Book amount	$ 4,847,130	$ 2,938,038
Revenues	649,681	545,783
Comprehensive income for the year	2,571,160	423,749
Cash from operating activities	300,458	(4,917)
Cash from investing activities	(712,855)	215,148
Cash from financing activities	446,230	(153,121)
Net increase in cash and cash equivalents	33,833	57,110
Dividends paid to non-controlling interest	$ 36,400	$ 42,598